Label	Element	Value
Permanent Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Permanent Portfolio® May 31, 2022 PORTFOLIO SUMMARY Class A — PRPDX | Class C — PRPHX | Class I — PRPFX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Permanent Portfolio® seeks to preserve and increase the purchasing power value of its shares over the long term.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses you would pay if you buy, hold and sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for initial sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Portfolios of Permanent Portfolio Family of Funds. More information about these and other discounts is available from your financial intermediary and in “Your Investment — How Sales Charges are Calculated — Sales Charge Reductions and Waivers” on page 74 of the Portfolio’s Prospectus and “Additional Purchase, Sale (Redemption) and Account Information — Initial Sales Charges on Class A Shares” on page 54 of the Portfolio’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the example above, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 29.47% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.47%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge. For Class C shares, a CDSC of 1.00% applies to shares that are redeemed within one year of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for initial sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Portfolios of Permanent Portfolio Family of Funds. More information about these and other discounts is available from your financial intermediary and in “Your Investment — How Sales Charges are Calculated — Sales Charge Reductions and Waivers” on page 74 of the Portfolio’s Prospectus and “Additional Purchase, Sale (Redemption) and Account Information — Initial Sales Charges on Class A Shares” on page 54 of the Portfolio’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
In pursuit of its investment objective, the Portfolio’s strategy is to invest a fixed “Target Percentage” of its net assets in each of the following investment categories:

Investment Category	Target Percentage
Gold	20%
Silver	5%
Swiss franc assets	10%
Real estate and natural resource stocks	15%
Aggressive growth stocks	15%
Dollar assets	35%
Total	100%
These Target Percentages are fundamental and cannot be changed without shareholder approval.
Because investment prices are constantly changing, the Portfolio’s holdings are not expected to match exactly the Target Percentages. Ordinarily, whenever the Portfolio’s holdings in an investment category deviate from the category’s Target Percentage by more than one-quarter of the Target Percentage, the Portfolio will buy or sell investments to bring investments back within range (unless the discrepancy is corrected by changes in market prices) and will do so within ninety days. However, the Portfolio’s investment adviser may delay making portfolio adjustments if in its view, circumstances, including a disorderly market or adverse tax consequences, make it desirable to do so. The investment adviser does not attempt to anticipate short-term changes in the general price level of any investment category.
The Portfolio’s investments in:
•	Gold — consists of gold bullion and bullion-type coins;
•	Silver — consists of silver bullion and bullion-type coins;
•
Swiss franc assets — consist of demand deposits of Swiss francs at Swiss or non-Swiss banks and highly rated bonds, as defined below, and other securities of the federal government of Switzerland of any maturity;

•
Real estate and natural resource stocks — include stocks (including common and preferred shares, and depository receipts such as American Depositary Receipts (“ADRs”)) of U.S. and foreign companies whose assets consist primarily of real estate (such as timberland, ranching and farm land, raw land, land with improvements and structures and real estate investment trusts (“REITs”)) and natural resources (such as companies involved directly or indirectly in exploring, mining, refining, processing, transporting, fabricating and dealing in oil, gas, coal and precious and non-precious minerals);

•
Aggressive growth stocks — include stocks and stock warrants of U.S. and foreign companies that are expected to have a higher profit potential than the stock market as a whole and whose shares are valued primarily for potential growth in revenues, earnings, dividends or asset values rather than for current income. Such companies may include those involved in technology, medicine, capital goods, construction, transportation, finance, entertainment or service, those developing or exploiting new industries, products, services or markets, or those whose shares are otherwise undervalued. The price volatility of such investments is expected to be greater than the price volatility of the U.S. stock market as a whole; and

•
Dollar assets — include cash, U.S. Treasury bills, notes and bonds, and other U.S. dollar-denominated assets such as the obligations of U.S. government agencies, banker’s acceptances and other bank obligations, commercial paper, and corporate bonds and other fixed income obligations of U.S. and non-U.S. issuers.

The Portfolio is non-diversified and thus may be able to invest more of its assets in fewer issuers and types of investments (e.g., gold and silver) than a diversified fund.
The Portfolio may invest in shares of companies of any market capitalization, including small-, mid- and large- capitalization companies. Within its aggressive growth stocks investment category, the Portfolio expects to hold stocks of issuers from at least twelve different industry groups. The Portfolio may own investments issued by non-U.S. banks and governments and may own stock in non-U.S. companies or investments held outside the United States, including in emerging markets. Corporate bonds and other fixed income obligations in the Portfolio’s dollar assets investment category, as well as highly rated bonds of the federal government of Switzerland, will, at the time of investment, be rated in the top four rating categories by S&P Global Ratings, a division of S&P Global Inc. (“S&P”), rated similarly by another independent rating agency such as Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”), or if unrated, determined by the Portfolio’s investment adviser to be of comparable quality. The Portfolio does not attempt to maintain any pre-set average portfolio maturity or duration in its dollar assets or Swiss franc assets investment categories.
The Portfolio’s strategy of investing a fixed Target Percentage of its net assets in the investment categories listed in the table above reflects the opinion of the Portfolio’s investment adviser that inflation rates and other economic events cannot be forecast with a high degree of reliability and that only investors who are willing to embrace a high degree of risk should act on such forecasts. The investment strategy of the Portfolio acknowledges a broad range of economic possibilities and incorporates investments for each of them.
Viewed in isolation, some of the Portfolio’s assets, such as gold, silver and stock warrants (in its aggressive growth stocks investment category), would be considered highly speculative. However, the Portfolio’s investment adviser believes that the various investments are subject to different (and, in some cases, contrary) risks, so that the value of the Portfolio’s investments in the aggregate may be subject to less risk, over the long term, than the risk associated with any one of the investments taken by itself.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. Even if the Portfolio does achieve its investment objective over the long term, it is subject to the risk of suffering substantial short-term losses from time to time. The principal risks of investing in the Portfolio include:

•
Market risk — prices of the investments held by the Portfolio will fluctuate, sometimes rapidly and unexpectedly. These fluctuations may cause the price of an investment to decline for short- or long-term periods and cause the investment to be worth less than it was worth when purchased by the Portfolio, or less than it was worth at an earlier time. Investments in each of the Portfolio’s investment categories may decline in value due to factors affecting the gold and silver markets, individual issuers, securities markets generally or particular industries or sectors within the securities markets. Changes in market conditions may not have the same impact on all investment categories.

•
Impact of the coronavirus pandemic — an outbreak of respiratory disease caused by a coronavirus (“COVID-19”) has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. The ongoing impact of COVID-19 and its subsequent variants have been rapidly evolving, and have resulted in a general decline in global economic activity, as well as a negative effect on the investment performance of individual countries, asset classes, industries and sectors in significant and unforeseen ways. While in the process of gradually reversing, these circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the Portfolio’s investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. Until recently, these actions resulted in very low interest rates and a rapid and significant expansion of public debt, including in the U.S. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption caused by COVID-19, may not be known for some time. Lately, rising inflation and interest rates have resulted from these mitigation measures and actions, and may rise further. The ultimate consequences of high public debt, including its future impact on the economy and securities markets, likewise may not be known for some time.

•
Risks of investments in gold and silver — gold and silver generate no interest or dividends, and the return from investments in gold and silver will be derived solely from the gains and losses realized by the Portfolio upon sale. Prices of gold and silver may fluctuate, sharply or gradually, and over short or long periods of time. The prices of gold and silver have fluctuated widely over the past several years. If gold and silver markets continue to be characterized by the wide fluctuations that they have shown in the past several years, the Portfolio’s performance may be significantly impacted. The prices of gold and silver may be significantly affected by factors such as changes in inflation or expectations regarding inflation in various countries, the availability of supplies and demand, change in the attitude of speculators and investors towards gold, changes in industrial and commercial demand, developments in the gold and silver mining industries, gold and silver sales by governments, central banks or international institutions, investment and trading activities of market participants, including hedge funds or speculators, commodity funds and exchange traded funds, hedging activity by producers, currency exchange rates, interest rates, and monetary and other economic policies of various governments. In addition, because the majority of the world’s supply of gold and silver is concentrated in a few countries, the Portfolio’s investments may be particularly susceptible to political, economic and environmental conditions and events in those countries. While gold and silver are used to preserve wealth by investors around the world, there is no assurance that gold or silver will maintain its long-term value in terms of future purchasing power. Furthermore, although gold and silver have been used as portfolio diversifiers due to their historically low-to-negative correlation with stocks and bonds, diversification does not ensure against, nor can it prevent against, risk of loss. The gold and silver bullion and bullion-type coins held by the Portfolio’s subcustodian on behalf of the Portfolio could be lost, damaged, stolen or destroyed. Access to the Portfolio’s gold and silver holdings could also be restricted by natural events (such as an earthquake) or human actions (such as a terrorist attack). The gold and silver custody operations of the subcustodian are not subject to specific governmental regulatory supervision. The subcustodian’s procedures may not prevent the deposit of gold or silver on behalf of the Portfolio that fails to meet the purity standards agreed to at the time of purchase. The Portfolio does not insure its gold and silver holdings and the responsibility of the Portfolio’s custodian and any subcustodian for loss, damage or destruction of the Portfolio’s gold and silver holdings is very limited under the agreements governing the custody and subcustody arrangements. In addition, if the Portfolio’s gold and silver bullion and bullion-type coins are lost, damaged, stolen or destroyed under circumstances rendering the custodian, any subcustodian or any other third party liable to the Portfolio (or the custodian or any subcustodian), the responsible party may not have the financial resources (including liability insurance coverage) sufficient to satisfy such claim. Consequently, the value of the Portfolio’s shares may be adversely affected by loss, damage or destruction to the bullion and bullion- type coins for which the Portfolio may not be reimbursed. When holding bullion, the Portfolio may encounter higher custody and other costs than those normally associated with ownership of securities. Gains realized upon the sale of bullion or bullion-type coins will not count towards the requirement in the Internal Revenue Code of 1986, as amended (“Code”), that at least 90% of the Portfolio’s gross income in each taxable year be derived from gains on the sale of securities and certain other permitted sources, except to the extent that the Portfolio has invested in bullion as a hedge with respect to investment in the securities of companies engaged in mining gold or silver. Accordingly, the Portfolio may be required to hold its precious metals or to sell them at a loss, or to sell securities at a gain, when for investment reasons it would not otherwise do so. If the Portfolio is not able to satisfy this or other requirements under the Code for any taxable year, the Portfolio would become subject to corporate federal income tax for that year on all of its taxable income and recognized gains.

•
Risks of investments in Swiss franc assets — the Swiss franc is subject to the risk that inflation will decrease in the United States, or rise in Switzerland. Swiss government bonds are subject to some risk of default, and their credit quality is not rated by some U.S. rating agencies. Swiss government bonds are also subject to interest rate risk and income risk, which are described under “Risks of investments in dollar assets” below. The Portfolio may also be significantly affected by other economic, monetary or political developments in Switzerland. The U.S. dollar/Swiss franc exchange rate may adversely affect the value (in U.S. dollar terms) of the Portfolio’s Swiss franc assets. The Swiss franc has shown cyclical periods of strength and weakness against the U.S. dollar, and in recent years the Swiss franc’s value has dropped. The Swiss franc’s recent weakness may be prolonged or amplified by slow growth or other negative developments affecting the European economy. Yields on Swiss franc denominated deposits, as of the date of this Prospectus, are near historical lows.

•
Risks of investments in real estate and natural resource stocks — investments in real estate and natural resource stocks are subject to market risk, capitalization risk and risk of investments in foreign securities. Any decline in the general level of prices of oil, gas, coal, minerals or real estate would be expected to have an adverse impact on these stocks. Real estate-related investments, such as stocks of real estate-related companies, REITs and related instruments, will subject the Portfolio to risks similar to those associated with direct ownership of real estate, including losses from a casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. Additionally, investments in REITs involve other risk factors, including poor performance by the REIT’s manager, changes to tax laws and self-liquidation. Domestic REITs could be adversely affected by failure to qualify for tax-free “pass-through” of distributed net investment income and net realized gains under the Code, or to maintain their exemption from registration under the Investment Company Act of 1940, as amended (“1940 Act”). The value of REIT common shares may decline when interest rates rise. REIT and other real estate company securities tend to be small- to mid-cap securities and are subject to the risks of investing in small- to mid-cap securities. REITs are subject to management fees and other expenses, and so to the extent that the Portfolio invests in REITs the Portfolio will bear its proportionate share of the costs of the REITs’ operations. Investments in natural resource companies can be significantly affected by events relating to international political and economic developments, expropriation or other confiscation, population growth and changing demographics, energy conservation, the success of exploration projects, global commodity prices, adverse international monetary policies, tax and other government regulations, and natural phenomena around the world, such as drought, floods and other adverse weather conditions and livestock disease.

•
Risks of investments in aggressive growth stocks — investments in aggressive growth stocks are subject to market risk, capitalization risk and risk of investments in foreign securities. Aggressive growth stock investments are subject to greater market risk of price declines, especially during periods when the prices of U.S. or foreign stock market investments in general are declining.

•
Risks of investments in dollar assets — investments in debt securities are generally subject to interest rate risk, credit risk, income risk, and prepayment and extension risk. Interest rate risk is the risk that changes in interest rates will affect the value of the Portfolio’s dollar assets. Generally, prices of debt securities tend to fall when prevailing interest rates rise and rise when prevailing interest rates fall. Typically, the longer the maturity or duration of a debt security, the greater the effect a change in interest rates could have on the security’s price. Thus, the Portfolio’s sensitivity to interest rate risk will increase with any increase in the Portfolio’s overall duration. Credit risk is the risk that an issuer or guarantor of debt securities, or the counterparty to an investment contract or repurchase agreement, may be unable or unwilling to pay principal and interest when due, or otherwise honor its obligations. The Portfolio’s dollar assets are also subject to income risk. The Portfolio’s income generally declines during periods of falling interest rates because the Portfolio must reinvest the proceeds it receives from existing investments (upon their maturity, prepayment, amortization, call, or buy-back) at a lower rate of interest or return. In addition to income risk, if a security held by the Portfolio is called or paid off by the issuer more quickly than originally anticipated, the Portfolio may not benefit from any increase in value that might otherwise result from declining interest rates and may lose any premium it paid to acquire the security. Higher interest rates generally result in slower payoffs, which effectively increase duration, heighten interest rate risk, and may increase the magnitude of resulting price declines.

•
Risks of investing in foreign and emerging markets — investments in foreign securities involve risks that are in addition to the risks associated with investing in U.S. securities. The risks of investing in securities of foreign issuers can include, among others: unfavorable differences in liquidity and volatility; less developed or less efficient trading markets; less stringent accounting and financial reporting standards or inability to obtain reliable financial information regarding a company’s financial condition; social, political or economic instability; revolutions, wars or diplomatic developments; foreign currency exchange controls and foreign taxation issues; the risk of expropriation of assets or nationalization of a company or industry by foreign governments; currency risk (i.e., the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment); and settlement, custodial or other operational risks. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid and more difficult to value than securities of U.S. issuers. In addition, foreign markets can perform differently than the U.S. market. Investing in emerging (less developed) market securities may involve higher levels of each of these risks.

•
Allocation risk — because the Portfolio invests a fixed Target Percentage of its net assets in designated asset classes, the Portfolio has less flexibility in its investment strategy than other funds that are not subject to such limitations. It is possible that investment in the designated asset classes or the investments in the individual asset classes will cause the Portfolio to lose value or to underperform other funds with a similar investment objective.

•
Bank obligations risk — investments in bank obligations may expose the Portfolio to adverse developments in or related to the banking industry. Banks may be particularly susceptible to certain economic factors, such as interest rate changes and adverse developments in the real estate markets. Fiscal and monetary policy and general economic cycles can affect the availability and cost of funds, loan demand and asset quality and thereby impact the earnings and financial conditions of banks.

•
Capitalization risk — to the extent the Portfolio emphasizes stocks of small-, mid- or large-companies, it takes on the associated risks. Investments in the stocks of small- and mid-capitalization companies may be more volatile and less liquid than the stocks of larger companies. Small- and mid-capitalization stocks may also underperform other types of stocks or be difficult to sell when the economy is not robust or during market or sector downturns. Compared to small- and mid-capitalization companies, large-capitalization companies may be less responsive to market changes and opportunities.

•
U.S. government and agency securities risk — U.S. government and agency securities (such as securities issued by Government National Mortgage Association (“Ginnie Mae”), Federal National Mortgage Association (“Fannie Mae”) or Federal Home Loan Mortgage Corporation (“Freddie Mac”)) are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by the U.S. Treasury or Ginnie Mae, that are backed by the full-faith-and- credit of the United States, are guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate. Notwithstanding that these securities are backed by the full-faith-and-credit of the United States, circumstances could arise that could prevent the payment of interest or principal. This would result in losses to the Portfolio. Securities issued or guaranteed by U.S. government agencies, such as Fannie Mae and Freddie

Mac, are not backed by the full-faith-and-credit of the United States and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government agency securities that are not backed by the full-faith-and-credit of the United States are subject to greater credit risk.

•	Security selection risk — securities selected for the Portfolio may perform differently than expected.
•
Non-diversified fund risk — the Portfolio is classified as non-diversified. As such, the percentage of the Portfolio’s assets that may be invested in any single issuer or a few issuers is not limited by the 1940 Act. Investing a higher percentage of its assets in any one or a few issuers or types of investments could increase the Portfolio’s risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting those issuers or types of investments.

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Redemption risk — market developments and other factors, including a general rise in interest rates, have the potential to cause investors to move out of fixed income securities on a large scale, which may increase redemptions from mutual funds that hold large amounts of fixed income securities. The Portfolio may experience periods of heavy redemptions that could cause it to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Portfolio’s performance.

•
Risks of in-kind redemptions — to avoid liability for corporate federal income tax, the Portfolio, if administratively feasible, may require redeeming shareholders to accept readily tradable gold or silver bullion or coins from the Portfolio’s holdings in complete or partial payment of redemptions, if it can satisfy a federal tax law provision that permits it to do so without recognizing gain.

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Warrant risk — warrants are securities issued by a company which give the holder the right, but not the obligation, to purchase stock, usually at a price that is higher than the market price at the time the warrant is issued. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Portfolio would lose any amount it paid for the warrant.

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Inflation risk — the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio’s assets can decline as can the value of the Portfolio’s distributions. This risk is significantly greater if the Portfolio invests a significant portion of its assets in bonds with longer maturities.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversified fund risk — the Portfolio is classified as non-diversified. As such, the percentage of the Portfolio’s assets that may be invested in any single issuer or a few issuers is not limited by the 1940 Act. Investing a higher percentage of its assets in any one or a few issuers or types of investments could increase the Portfolio’s risk of loss and its share price volatility, because the value of its shares would be more susceptible to adverse events affecting those issuers or types of investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and average annual total return table on the following pages provide an indication of the risks of investing in the Portfolio by showing yearly changes in the performance of the Portfolio’s Class I shares over the last ten calendar years and by showing how the average annual total returns of the Portfolio’s Class I, Class A and Class C shares for various periods compare with two broad-based market indexes. The indexes, which are described in “Descriptions of Market Indexes” in the Portfolio’s Prospectus, have characteristics relevant to the Portfolio’s investment strategies. If the investment adviser had not agreed to waive or reimburse certain Portfolio expenses during a portion of this period, the Portfolio’s returns would have been less than those shown. Past performance (before and after taxes) is not an indication of how the Portfolio will perform in the future.
More recent performance information for the Portfolio can be obtained by visiting the Portfolio’s website, www.permanentportfoliofunds.com, or by calling the Portfolio’s Shareholder Services Office toll free at (800) 531-5142.
The bar chart below shows the returns for the Portfolio’s Class I shares. The returns for the Portfolio’s Class A and Class C shares would have been lower than the Class I shares’ returns shown in the bar chart because the expenses of those share classes are higher. The table on the following page shows the Portfolio’s average annual total returns for its Class I, Class A and Class C shares.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and average annual total return table on the following pages provide an indication of the risks of investing in the Portfolio by showing yearly changes in the performance of the Portfolio’s Class I shares over the last ten calendar years and by showing how the average annual total returns of the Portfolio’s Class I, Class A and Class C shares for various periods compare with two broad-based market indexes.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 531-5142
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.permanentportfoliofunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Permanent Portfolio Annual Total Returns Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The year-to-date return through the calendar quarter ended March 31, 2022 was .80%.
Highest/lowest quarterly return during the period shown:

Highest Quarter	Lowest Quarter

2nd Quarter 2020 17.44%	1st Quarter 2020 -12.49%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2021)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. In particular, after‑tax returns are not relevant to investors who hold their shares through tax advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class I shares. After-tax returns for Class A and Class C shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	“Return After Taxes on Distributions and Sale of Portfolio Shares” may be higher than the other return figures for the same period. A higher after‑tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. “Return After Taxes on Distributions and Sale of Portfolio Shares” may be higher than the other return figures for the same period. A higher after‑tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. After-tax returns are shown only for Class I shares. After-tax returns for Class A and Class C shares will vary. Actual after‑tax returns depend on an investor’s tax situation and may differ from those shown. In particular, after‑tax returns are not relevant to investors who hold their shares through tax advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).

Permanent Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Operating Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.06%
1 Year	rr_ExpenseExampleYear01	$ 603
3 Years	rr_ExpenseExampleYear03	821
5 Years	rr_ExpenseExampleYear05	1,057
10 Years	rr_ExpenseExampleYear10	$ 1,733
1 Year	rr_AverageAnnualReturnYear01	5.05%
5 Years	rr_AverageAnnualReturnYear05	8.60%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	8.05%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2016
Permanent Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Operating Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.81%
1 Year	rr_ExpenseExampleYear01	$ 289
3 Years	rr_ExpenseExampleYear03	574
5 Years	rr_ExpenseExampleYear05	988
10 Years	rr_ExpenseExampleYear10	2,141
1 Year	rr_ExpenseExampleNoRedemptionYear01	186
3 Years	rr_ExpenseExampleNoRedemptionYear03	574
5 Years	rr_ExpenseExampleNoRedemptionYear05	988
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,141
1 Year	rr_AverageAnnualReturnYear01	8.74%
5 Years	rr_AverageAnnualReturnYear05	8.89%
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	8.23%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 2016
Permanent Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Operating Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.81%
1 Year	rr_ExpenseExampleYear01	$ 83
3 Years	rr_ExpenseExampleYear03	259
5 Years	rr_ExpenseExampleYear05	451
10 Years	rr_ExpenseExampleYear10	$ 1,005
2012	rr_AnnualReturn2012	6.91%
2013	rr_AnnualReturn2013	(2.02%)
2014	rr_AnnualReturn2014	(0.82%)
2015	rr_AnnualReturn2015	(6.58%)
2016	rr_AnnualReturn2016	10.34%
2017	rr_AnnualReturn2017	11.43%
2018	rr_AnnualReturn2018	(6.23%)
2019	rr_AnnualReturn2019	16.91%
2020	rr_AnnualReturn2020	18.86%
2021	rr_AnnualReturn2021	10.86%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2022
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.49%)
1 Year	rr_AverageAnnualReturnYear01	10.86%
5 Years	rr_AverageAnnualReturnYear05	9.99%
10 Years	rr_AverageAnnualReturnYear10	5.60%
Since Inception	rr_AverageAnnualReturnSinceInception	6.49%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 1982
Permanent Portfolio | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.33%
5 Years	rr_AverageAnnualReturnYear05	8.96%
10 Years	rr_AverageAnnualReturnYear10	4.45%
Since Inception	rr_AverageAnnualReturnSinceInception	5.79%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 1982
Permanent Portfolio | Return After Taxes on Distributions and Sale of Portfolio Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.81%
5 Years	rr_AverageAnnualReturnYear05	7.72%
10 Years	rr_AverageAnnualReturnYear10	4.18%
Since Inception	rr_AverageAnnualReturnSinceInception	5.41%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 1982
Permanent Portfolio | FTSE 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.05%
5 Years	rr_AverageAnnualReturnYear05	1.11%
10 Years	rr_AverageAnnualReturnYear10	0.60%
Since Inception	rr_AverageAnnualReturnSinceInception	3.55%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 1982
Permanent Portfolio | S&P 500 Composite Stock Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	28.71%
5 Years	rr_AverageAnnualReturnYear05	18.47%
10 Years	rr_AverageAnnualReturnYear10	16.55%
Since Inception	rr_AverageAnnualReturnSinceInception	12.15%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 1982

[1]	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within one year following purchases of $1 million or more made without an initial sales charge. For Class C shares, a CDSC of 1.00% applies to shares that are redeemed within one year of purchase.
[2]	Inception date for Class I shares was December 1, 1982. Inception date for Class A and Class C shares was May 31, 2016. Date used to calculate performance since inception for the indices is the inception date of the Class I shares.